Financial instruments - classification - Liabilities (Details) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]	Dec. 31, 2018
Financial instruments
Liabilities	£ 755,667,000,000	£ 679,483,000,000	[1]	£ 647,745,000,000		£ 647,745,000,000
Financial Liabilities	755,667,000,000	679,483,000,000
Finance lease receivable	9,061,000,000	9,212,000,000
Lease liabilities	1,698,000,000	1,823,000,000
Bank deposits
Financial instruments
Financial Liabilities	20,606,000,000	20,493,000,000
Items in course of transmission to other banks	12,000,000	2,000,000
Customer deposits
Financial instruments
Financial Liabilities	431,739,000,000	369,247,000,000
Settlement balances
Financial instruments
Financial Liabilities	5,545,000,000	4,069,000,000
Trading liabilities
Financial instruments
Financial Liabilities	72,256,000,000	73,949,000,000
Derivatives
Financial instruments
Financial Liabilities	160,705,000,000	146,879,000,000
Net hedging derivative liabilities	130,000,000	22,000,000
Other financial liabilities
Financial instruments
Financial Liabilities	45,811,000,000	45,220,000,000
Subordinated liabilities
Financial instruments
Financial Liabilities	9,962,000,000	9,979,000,000
Notes in circulation
Financial instruments
Financial Liabilities	2,655,000,000	2,109,000,000
Other liabilities
Financial instruments
Financial Liabilities	6,388,000,000	7,538,000,000
Amount recognised in profit or loss for changes in credit risk	0	0
Loans to banks - amortised cost
Financial instruments
Items in course of transmission to other banks	148,000,000
Financial Assets and Liabilities, Category
Financial instruments
Liabilities	4,506,000,000	5,618,000,000
Financial Assets and Liabilities, Category | Other liabilities
Financial instruments
Liabilities		5,618,000,000
Other liabilities | Other liabilities
Financial instruments
Liabilities	4,506,000,000
Held-for-trading | Trading liabilities
Financial instruments
Financial Liabilities	72,256,000,000	73,949,000,000
Held-for-trading | Derivatives
Financial instruments
Financial Liabilities	160,705,000,000	146,879,000,000
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	232,961,000,000	220,828,000,000
DFV | Other financial liabilities
Financial instruments
Financial Liabilities	2,403,000,000	2,258,000,000
DFV | Subordinated liabilities
Financial instruments
Financial Liabilities	793,000,000	724,000,000
DFV | Financial Assets and Liabilities, Category
Financial instruments
Financial Liabilities	3,196,000,000	2,982,000,000
Amortised cost
Financial instruments
Financial Liabilities	515,004,000,000	450,055,000,000
Amortised cost | Bank deposits
Financial instruments
Financial Liabilities	20,606,000,000	20,493,000,000
Amortised cost | Customer deposits
Financial instruments
Financial Liabilities	431,739,000,000	369,247,000,000
Amortised cost | Settlement balances
Financial instruments
Financial Liabilities	5,545,000,000	4,069,000,000
Amortised cost | Other financial liabilities
Financial instruments
Financial Liabilities	43,408,000,000	42,962,000,000
Amortised cost | Subordinated liabilities
Financial instruments
Financial Liabilities	9,169,000,000	9,255,000,000
Amortised cost | Notes in circulation
Financial instruments
Financial Liabilities	2,655,000,000	2,109,000,000
Amortised cost | Other liabilities
Financial instruments
Financial Liabilities	1,882,000,000	£ 1,920,000,000
Balances not subject to IBOR reform | Other financial liabilities
Financial instruments
Financial Liabilities	28,856,000,000
Balances not subject to IBOR reform | Subordinated Liabilities
Financial instruments
Financial Liabilities	8,230,000,000
EUR IBOR | Other financial liabilities
Financial instruments
Financial Liabilities	5,902,000,000
EUR IBOR | Subordinated Liabilities
Financial instruments
Financial Liabilities	438,000,000
GBP LIBOR | Other financial liabilities
Financial instruments
Financial Liabilities	1,116,000,000
GBP LIBOR | Subordinated Liabilities
Financial instruments
Financial Liabilities	8,000,000
IBOR reform | Other financial liabilities
Financial instruments
Financial Liabilities	45,812,000,000
IBOR reform | Subordinated Liabilities
Financial instruments
Financial Liabilities	9,962,000,000
Other IBOR | Other financial liabilities
Financial instruments
Financial Liabilities	146,000,000
USD IBOR | Other financial liabilities
Financial instruments
Financial Liabilities	9,792,000,000
USD IBOR | Subordinated Liabilities
Financial instruments
Financial Liabilities	£ 1,286,000,000

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.